Segment Reporting (Tables)	12 Months Ended
Dec. 31, 2024
Segment Reporting [Abstract]
Schedule of Reconciliation of Reportable Segment Loss Before Tax

The following is reconciliation of the Company's consolidated loss from continuing operations before income taxes to reportable segment loss before taxes. No additional reconciliation of reportable segment revenue since no further reconciliation item between the Company’s consolidated total revenue and segment revenue. There was only one reportable segment for the years ended December 31, 2024.

	For the year Ended December 31,
	2024	2023	2022
Loss from continuing operations before income taxes	(458,313,989)	(839,632,731)	(744,748,251)
Plus (deduct):
Service expenses incurred at headquarter	22,372,238	26,739,174	47,185,748
Share-based compensation	1,045,008	65,045,401	74,686,711
Interest income	(3,202,948)	(14,182,881)	(2,703,219)
Interest expense	22,448,159	20,419,992	14,804,002
Foreign currency transaction loss	(3,484,612)	16,771,123	6,275,369
Loss of the debt extinguishment	10,657,161	-	-
Changes in fair value of Deferred Contingent consideration	16,941,248	26,106,460	-
Changes in fair value of convertible notes	65,874,310	58,280,908	4,493,605
Changes in fair value of warrant liabilities	-	83,966,126	(45,903,468)
Changes in fair value of ESA derivative liabilities	-	(19,654,006)	186,598,308
Segment loss before income taxes	(325,663,425)	(576,140,434)	(459,311,195)